Stockholders' equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Statements [Line Items]
Number of shares of common stock authorized	3,600,000,000	3,600,000,000
Number of shares of treasury stock	24,078,136	21,831,206	40,898,841
Percentage of cash dividends from retained earnings appropriated as a capital reserve or a legal reserve	10.00%
Percentage of ordinary shares used to obtain aggregated amount of capital reserve and legal reserve	25.00%
Minimum threshold percentage of additional paid in capital or proceeds from issuance of shares incorporated in common stock specified by The Companies Act of Japan	50.00%
Noncontrolling interests	¥ (29,613)	¥ (400,825)
Number of shares repurchased	7,400,600
Stock repurchase amount	¥ 88,281
Sony Financial Group Inc. [Member]
Statements [Line Items]
Payment for purchase of noncontrolling interest in Sony Financial Holdings Inc.		396,698
Non-controlling interests [member]
Statements [Line Items]
Noncontrolling interests	5,011	(1,052,197)
Non-controlling interests [member] | Sony Financial Group Inc. [Member]
Statements [Line Items]
Noncontrolling interests		(1,046,380)
Accumulated other comprehensive income [member]
Statements [Line Items]
Noncontrolling interests	0	457,235
Accumulated other comprehensive income [member] | Sony Financial Group Inc. [Member]
Statements [Line Items]
Noncontrolling interests		457,072
Additional paid-in capital [member]
Statements [Line Items]
Noncontrolling interests	¥ (34,624)	194,137
Additional paid-in capital [member] | Sony Financial Group Inc. [Member]
Statements [Line Items]
Noncontrolling interests		¥ 192,610